Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Convertible notes, debt discount		$ 155	$ 155
Redeemable common stock outstanding	848,611	848,611
Preferred stock: par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock: authorized	50,000,000	50,000,000	50,000,000
Preferred stock: issued
Preferred stock: outstanding
Common stock: par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock: authorized	200,000,000	200,000,000	200,000,000
Common stock: issued	94,609,731	87,559,672	30,255,123
Common stock: outstanding	94,609,731	87,559,672	30,255,123